Derivative and Risk Management Activities - Summary of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative assets
Fair value	$ 1,678	$ 24,453
Notional amount	326,601	12,328,600
Derivative liabilities
Fair value	385	25,049
Notional amount	244,100	12,297,100
LPCs
Derivative assets
Fair value	23	1,564
Notional amount	1,701	47,300
Derivative liabilities
Fair value	0	0
Notional amount	0	0
Forward MBS and TBAs
Derivative assets
Fair value	884	55
Notional amount	63,600	304,000
Derivative liabilities
Fair value	0	56
Notional amount	0	104,000
Interest rate swaps and futures contracts
Derivative assets
Fair value	771	22,834
Notional amount	261,300	11,977,300
Derivative liabilities
Fair value	385	24,993
Notional amount	$ 244,100	$ 12,193,100